Impairment loss on marketable securities and investments in associated companies	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Impairment loss on marketable securities and investments in associated companies (restated)
Impairment loss on marketable securities and investments in associated companies

The table below summarizes the total impairments of investments during the years ending December 31, 2017, 2016 and 2015:

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Impairments of Marketable securities (refer to Note 13)
Seadrill Partners - Common Units	—	153	574
SapuraKencana	—	—	178
Total impairment of marketable securities investments (reclassification from OCI)	—	153	752

Impairments of Investment in associated companies and joint ventures (refer to Note 16)
Seadrill Partners - Total direct ownership investments	723	400	302
Seadrill Partners - Subordinated units	82	180	125
Seadrill Partners - Seadrill member interest and IDRs	—	73	106
SeaMex Limited	36	76	—
Itaunas Drilling, Camburi Drilling, and Sahy Drilling	—	13	—
Total impairment of investments in associated companies and joint ventures	841	742	533

Total impairment of investments	841	895	1,285

Impairment loss recognized for the year ended December 31, 2017

Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment
Whilst the investments in Seadrill Partners held under the equity method are not publicly traded, the value of the publicly traded units remained lower than the carrying value ascribed to the equity method investments using managements assumptions for a sustained period. We have determined this to be representative of an other than temporary impairment.

As at December 31, 2017, the carrying value of the subordinated units was found to exceed the fair value by $82 million, and the carrying value of the direct ownership interests was found to exceed the fair value by $723 million. We have recognized this impairment of the investments within “Loss on impairment of investments” in the Consolidated Statement of Operations.

The fair value of these investments were derived using an income approach, which discounts future free cash flows (“DCF model”). The estimated future free cash flows associated with the investments are primarily based on expectations around applicable day rates, drilling unit utilization, operating costs, capital and long-term maintenance expenditures, applicable tax rates and industry conditions. The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant weighted average cost of capital of 9.75%. The DCF model derived an enterprise value of the investments, after which associated debt was subtracted to provide equity values. The implied valuation of Seadrill Partners derived from the DCF model was crosschecked against the market price of Seadrill Partners’ common units. Due to the significant influence we have on Seadrill Partners, there is in implied significant influence premium, which represents the additional value we would place over and above the market price of Seadrill Partners in order to maintain this significant influence. This is similar in thought to an implied control premium. We have evaluated the difference by reviewing the implied control premium as compared to other market transactions within the industry. We deem the implied control premium to be reasonable in the context of the data considered.

The assumptions used in the DCF model were derived from significant unobservable inputs (representative of Level 3 inputs for Fair Value Measurement) and are based on management’s judgments and assumptions available at the time of performing the impairment test. We employ significant judgment in developing these estimates and assumptions including the following:

•	forecast dayrates for our drilling contracts;

•	utilization rates;

•	operating costs and overheads;

•	estimated annual capital expenditure, cost of rig replacement and/or enhancement programs;

•	estimated maintenance, inspections or other costs associated with a rig after completion/termination of the contract;

•	remaining useful life of each rig; and

•	estimated tax rates.

The underlying assumptions and assigned probabilities of occurrence for utilization and dayrate scenarios were developed using a methodology that examines historical data for each rig, which considers the rig’s age, rated water depth and other attributes and then assesses its future marketability in light of the current and projected market environment at the time of assessment. Other assumptions, such as operating, maintenance and inspection costs, are estimated using historical data adjusted for known developments and future events that are anticipated by management at the time of the assessment. Management’s assumptions are necessarily subjective and are an inherent part of our asset impairment evaluation, and the use of different assumptions could produce results that differ from those reported. Management’s assumptions involve uncertainties about future demand for our services, dayrates, expenses and other future events, and management’s expectations may not be indicative of future outcomes. Significant unanticipated changes to these assumptions could materially alter our analysis in testing an asset for potential impairment.

SeaMex Limited - Impairment of investment in Joint Venture
The deteriorating market conditions in the oil and gas industry and supply and demand conditions in the offshore drilling sector in which SeaMex operates is considered to be an indicator of impairment. We have determined the length and severity of the deterioration of market conditions to be representative of an other than temporary impairment. As such we have measured and recognized an other than temporary impairment of the investment in SeaMex as at December 31, 2017.

The fair value was derived using an income approach, which discounts future free cash flows (“DCF model”). The estimated future free cash flows associated with the investment were primarily based on expectations around applicable day rates, drilling unit utilization, operating costs, capital and long-term maintenance expenditures and applicable tax rates. The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant weighted average cost of capital of 10.25%. The DCF model derived an enterprise value of the investments, after which associated debt was subtracted to provide equity values.

The carrying value of the investment was found to exceed the fair value by $36 million. We have recognized this impairment of the investments within “Loss on impairment of investments” in the Consolidated Statement of Operations.

The assumptions used in the DCF model were derived from unobservable inputs (level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test. The use of different assumptions, particularly with regard to the most sensitive assumptions concerning estimated future dayrates and utilization and the assumed market participant discount rate, would have a material impact on the impairment charge recognized and our Consolidated Statement of Operations. In addition, if actual events differ from management’s estimates, or to the extent that these estimates are adjusted in the future, our financial condition and results of operations could be affected in the period of any such change of estimate.

Impairment loss recognized for the year ended December 31, 2016

Seadrill Partners - Common Units - Impairment of marketable securities
During the period between September 30, 2015 and September 30, 2016, Seadrill Partners’ unit price fell by approximately 62%, on both a spot price and trailing three-month average basis. Management determined that the investment in Seadrill Partners’ common units was other than temporarily impaired due to the length and severity of the reduction in value below historic cost. As a result we have impaired the investment, recognizing an impairment charge of $153 million within "Loss on impairment of investments". This impairment charge includes a reclassification of losses previously recognized within Other Comprehensive Income.

During the three months ended December 31, 2016, Seadrill Partners’ unit price increased from approximately $3.53 at September 30, 2016 to $4.20 at December 31, 2016. As at December 31, 2016, an unrealized gain of $17 million had been recognized in “accumulated other comprehensive income,” as a result of remeasuring the value of our investment in the common units of Seadrill Partners to the market price as at December 31, 2016.

Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment
As at September 30, 2016, the carrying value of the subordinated units was found to exceed the fair value by $180 million, and the carrying value of the direct ownership interests was found to exceed the fair value by $400 million. We recognized this impairment of the investments within “Loss on impairment of Investments” in the Consolidated Statement of Operations. In the period from September 30, 2016 to December 31, 2016 no additional impairment was recognized due to the increase in the value of the traded units.

The assumptions used in the DCF model were derived from unobservable inputs (classified as level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test.

Seadrill Partners - Member interest - Impairment of Cost method investments
As at September 30, 2016, the reduction in value of the Seadrill Partners common units was determined to be an indicator of impairment of the Seadrill member interest. The fair value was determined using the Monte Carlo model, updated for applicable assumptions as at September 30, 2016. The carrying value of the investment was found to exceed the fair value by $73 million. We recognized this impairment within “Loss on impairment of Investments” in the Consolidated Statement of Operations.

The assumptions used in the Monte Carlo model were derived from both observable and unobservable inputs (classified as level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test.

SeaMex Limited - Impairment of investment in Joint Venture
During the year ended December 31, 2014 we entered into a joint venture agreement with an investment fund controlled by Fintech, for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The West Oberon, West Intrepid, West Defender, West Courageous and West Titania jack-up drilling rigs were included within the joint venture. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in SeaMex, which was previously 100% owned by us, and the jack-up drilling rigs were acquired by SeaMex from Seadrill.

As a result of the transaction we no longer control the entities that own and operate these jack-up drilling rigs, and accordingly we deconsolidated these entities as at March 10, 2015, and recognized our retained 50% investment in the joint venture at fair value.

The deteriorating market conditions in the oil and gas industry and supply and demand conditions in the offshore drilling sector in which SeaMex operates is considered to be an indicator of impairment. We have determined the length and severity of the deterioration of market conditions to be representative of an other than temporary impairment. As such we measured and recognized an other than temporary impairment of the investment in SeaMex as at September 30, 2016.

The fair value was derived using an income approach, which discounts future free cash flows (“DCF model”). The estimated future free cash flows associated with the investment were primarily based on expectations around applicable day rates, drilling unit utilization, operating costs, capital and long-term maintenance expenditures and applicable tax rates. The cash flows were estimated over the remaining useful economic lives of the underlying assets but no longer than 30 years in total, and discounted using an estimated market participant weighted average cost of capital of 11%. The DCF model derived an enterprise value of the investments, after which associated debt was subtracted to provide equity values.

The carrying value of the investment was found to exceed the fair value by $76 million. We recognized this impairment of the investments within “Loss on impairment of Investments” in the Consolidated Statement of Operations.

Itaunas Drilling, Camburi Drilling, and Sahy Drilling - Impairment of investment in Joint Venture
Itaunas Drilling BV, Camburi Drilling BV and Sahy Drilling BV are joint ventures which each have a contract to construct one drillship. The joint ventures are owned 70% by Sete International (a subsidiary of Sete Brasil Participacoes SA) and 30% by us.

During the year ended December 31, 2016, due to the deteriorating market conditions in the offshore drilling industry, the uncertainty around the financial condition of Sete Brasil Participacoes SA, and the uncertainty around the recoverability of the investments, we recognized an other than temporary impairment of $13 million to write down the value of these investments to nil. We recognized this impairment within “Loss on impairment of investments” in the Consolidated Statement of Operations.

Impairment loss recognized for the year ended December 31, 2015

Seadrill Partners - Common Units - Impairment of marketable securities
At September 30, 2015 management determined that the investment in Seadrill Partners’ common units was other than temporarily impaired due to the length and severity of the reduction in value below historic cost. As a result we impaired the investment, recognizing an impairment charge of $574 million within “Loss on impairment of investments.” This impairment charge represents a reclassification of losses previously recognized within Other Comprehensive Income. The amount reclassified out of "Accumulated other comprehensive income" into earnings was determined on the basis of average cost.

Seadrill Partners - Subordinated units and direct ownership interests - Impairment of Equity Method Investment
As at September 30, 2015, the carrying value of the subordinated units was found to exceed the fair value by $125 million, and the carrying value of the direct ownership interests was found to exceed the fair value by $302 million. We recognized this impairment of the investments within “Loss on impairment of Investments” in the Consolidated Statement of Operations.

The assumptions used in the DCF model were derived from unobservable inputs (classified as level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test.

Seadrill Partners - Member interest - Impairment of Cost method investments
The reduction in value of the Seadrill Partners Common Units was determined to be an indicator of impairment of the Seadrill member interest. The fair value was determined using the Monte Carlo model, updated for applicable assumptions as at September 30, 2015. The carrying value of the investment was found to exceed the fair value by $106 million. We recognized this impairment within “Loss on impairment of investments” in the Consolidated Statement of Operations.

The assumptions used in the Monte Carlo model were derived from both observable and unobservable inputs (classified as level 3) and are based on management’s judgments and assumptions available at the time of performing the impairment test.

SapuraKencana - Impairment of marketable securities
During the period since September 30, 2014, to September 30, 2015, SapuraKencana’s share price fell by approximately 45% as a result of deteriorating market conditions in the oil and gas industry. Between June 30, 2015 and September 30, 2015, the value of the investment fell by approximately 20%, as a result of the declining share price and USD:MYR exchange rate. At September 30, 2015, management determined that the investment in SapuraKencana was other than temporarily impaired due to the length and severity of the reduction in value below historic cost. As a result we impaired the investment, recognizing an impairment charge of $167 million within “Loss on impairment of investments”. This impairment charge represents a reclassification of losses previously recognized within Other Comprehensive Income. The amount reclassified out of "Accumulated other comprehensive income" into earnings was determined on the basis of average cost.

During the period to December 31, 2015 we recognized an additional net impairment charge to bring the carrying value of the asset to the realizable value of $195 million. The resulting net impairment was a loss of $11 million, which was recognized within "Loss on impairments of investments" in the Consolidated Statement of Operations. As a result, the total impairment charge recognized for the period to December 31, 2015 was $178 million.

On April 27, 2016, we sold our entire shareholding in SapuraKencana for net proceeds of $195 million, net of transaction costs.

Investment in associated companies

We have the following investments that are or have been recorded using the equity method for the periods presented in these Consolidated Financial Statements:

Ownership percentage	December 31, 2017	December 31, 2016	December 31, 2015
Archer Limited ("Archer")	Note 1	39.7%	39.9%
Seabras Sapura Participacoes Ltda ("Seabras Sapura Participacoes")	50.0%	50.0%	50.0%
Seabras Sapura Holding GmbH ("Seabras Sapura Holding")	50.0%	50.0%	50.0%
Itaunas Drilling B.V. ("Itaunas Drilling")	30.0%	30.0%	30.0%
Camburi Drilling B.V. ("Camburi Drilling")	30.0%	30.0%	30.0%
Sahy Drilling B.V. ("Sahy Drilling")	30.0%	30.0%	30.0%
Seadrill Partners ("SDLP")	Note 2	Note 2	Note 2
SeaMex Ltd. ("SeaMex")	50.0%	50.0%	50.0%

(1)
As part of their financial restructuring, Archer completed two share issuances in March and April 2017, which diluted Seadrill's ownership interest to 15.7% as at December 31, 2017. In April 2017, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized it as an available-for-sale security.

(2)
As at the deconsolidation date of Seadrill Partners on January 2, 2014, we recognized our ownership interests in Seadrill Partners and direct ownership interests in Seadrill Partners subsidiaries, at fair value at the date of deconsolidation. Refer to the Seadrill Partners paragraph below for additional information.

At year-end the book values of our investment in associated companies are as follows:

(In US$ millions)	December 31, 2017	December 31, 2016
Archer (1)	N/A	—
Seabras Sapura Participacoes	63	47
Seabras Sapura Holding	290	227
Itaunas Drilling	—	—
Camburi Drilling	—	—
Sahy Drilling	—	—
Seadrill Partners - Total direct ownership interests	857	1,537
Seadrill Partners - Subordinated units	97	157
Seadrill Partners - Seadrill member interest and IDRs (2)	64	64
Seamex Ltd.	102	136
Total	1,473	2,168

(1)
In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized it as an available-for-sale security.

(2)
The Seadrill Partners - Seadrill member interest and Incentive Distribution Rights (“IDR’s”) are accounted for as cost-method investments on the basis that they do not represent common stock interests and their fair value is not readily determinable. The investments are held at cost and not subsequently re-measured. For more details on the deconsolidation of Seadrill Partners see Note 11 "Disposals of businesses and deconsolidation of subsidiaries" for more information.

Quoted market prices for all of our other equity investments are not available because, other than Seadrill Partners Common Units, these companies are not publicly traded. Seadrill Partners subordinated units are not tradable and hence have no quoted market price.

Archer
Archer is a company listed on the Oslo Stock Exchange and provides drilling and well services. Prior to February 2011, Archer was a consolidated subsidiary. In February 2011, we deconsolidated Archer and as a result accounted for our interest as an investment in an associated company. On February 8, 2013, Seadrill were allocated 82,003,000 shares in the private placement of Archer, amounting to a value of $98 million. In addition, as consideration for acting as an underwriter to the placement, we received another 2,811,793 shares, amounting to a value of $3 million. The consideration for the shares was settled against the existing $55 million loan to Archer, with the remainder of the consideration funded by a $43 million loan from Archer, which was repaid on February 27, 2013.

As part of their financial restructuring, Archer completed two share issuances in March and April 2017, which diluted Seadrill's ownership interest in Archer to 15.7% as at December 31, 2017. The restructuring also resulted in financial guarantees provided by Seadrill being settled in April and June 2017 and related party loan arrangements with Seadrill being significantly reduced.

In April 2017, we concluded that we no longer had significant influence over Archer's financial and operating decisions, primarily as a result of the reduction in our shareholding and the significant reduction in our interests in related debt and guarantees. Our investment in Archer was therefore derecognized as an investment in associate and recognized as an available-for-sale security at the closing carrying value of the equity investment in associate, nil. A $10 million accumulated other comprehensive income gain related to the equity method investment was recycled to the Consolidated Statement of Operations.

For transactions and balances with Archer, refer to Note 30"Related party transactions" for more information.

Seabras Sapura Participacoes and Seabras Sapura Holding
Seabras Sapura Participacoes S.A. is a company incorporated in Brazil, which is currently constructing one pipe-laying vessel. It is 50% owned by TL Offshore Sdn. Bhd., a subsidiary of SapuraKencana, and 50% owned by Seadrill.

Seabras Sapura Holding GmbH is a company incorporated in Austria, which is owns five pipe-laying vessels. It is 50% owned by TL Offshore Sdn. Bhd. and 50% owned by Seadrill.

For transactions and balances with Seabras Sapura Participacoes and Seabras Sapura Holding, please refer to Note 30 "Related party transactions".

Itaunas Drilling, Camburi Drilling, and Sahy Drilling
Itaunas Drilling BV is a company incorporated in Holland, which has contracted to construct a drillship. It is 70% owned by Sete International GmbH, (a subsidiary of Sete Brasil Participacoes SA), and 30% owned by Seadrill.

Camburi Drilling BV is a company incorporated in Holland, which has contracted to construct a drillship. It is 70% owned by Sete International GmbH and 30% owned by Seadrill.

Sahy Drilling BV is a company incorporated in Holland, which has contracted to construct a drillship. It is 70% owned by Sete International GmbH and 30% owned by the Seadrill.

During the twelve months ended December 31, 2016, due to the deteriorating market conditions in the offshore drilling industry, the uncertainty around the financial condition of Sete Brasil Participacoes SA, and the uncertainty around the recoverability of the investments, we recognized an other than temporary impairment of $13 million to write down the value of these investments to nil. We have recognized this impairment within “Loss on impairment of investments” in the Consolidated Statement of Operations. Refer to Note 8 "Impairment loss on marketable securities and investments in associated companies" for more information.

Seadrill Partners
Seadrill’s investment in Seadrill Partners accounted for under the equity method is comprised of the following:

(a) Subordinated units - our holdings of subordinated units of Seadrill Partners are accounted for under the equity method on the basis that the subordinated units are considered to be ‘in-substance common stock’. The subordination period will end on the satisfaction of various tests as prescribed in the Operating Agreement of Seadrill Partners. Upon the expiration of the subordination period, the subordinated units will convert into Common Units.

(b) Direct Ownership interests - Seadrill holds ownership interests in the following entities controlled by Seadrill Partners as at December 31, 2017:

i.	42% in Seadrill Operating LP: Seadrill Operating LP is a limited partnership and is controlled by its General Partner, Seadrill Operating GP LLC, which is wholly owned by Seadrill Partners.

ii.	49% Seadrill Capricorn Holdings LLC: Seadrill Capricorn Holdings LLC is a limited liability company. There is only one class of member interest which is deemed to represent voting common stock.

iii.
39% in Seadrill Deepwater Drillship Ltd and 49% indirect interest in Seadrill Mobile Units (Nigeria) Ltd.: Both entities are limited companies and only have one class of stock, which is deemed to represent voting common stock.

All of our direct ownership interests are accounted for under the equity method as we are deemed to have significant influence over these entities through its voting rights and by virtue of Seadrill’s representation on the Board of Seadrill Partners.

Purchase of 10% interest in Seadrill Mobile Units Nigeria Limited
On December 5, 2016, our wholly owned subsidiary Seadrill UK Ltd. acquired a 10% interest that an unrelated party, HH Global Alliance Investments Limited (“HHL”) held in Seadrill Mobile Units (Nigeria) Ltd, the service company for West Capella, for a notional value of $6.6 million. Following the completion of this transaction Seadrill UK Ltd. owns 49% of Seadrill Mobile Units Nigeria Limited, with the remaining 51% being owned by subsidiaries of Seadrill Partners. Simultaneously HHL acquired from Seadrill UK Ltd. a 49% interest in Seadrill Nigeria Operations Limited, the service company for West Jupiter for a notional value of $6.6 million. The impact of these transactions was to increase Seadrill’s direct ownership interest in Seadrill Partners by $6.6 million, and to recognize HHL’s non-controlling interest in Seadrill Nigeria Operations Ltd of $6.6 million.

Impairment
During the years ending December 31, 2017, 2016 and 2015, we recognized other than temporary impairments on the equity method investments in Seadrill Partners for $805 million, $653 million and $533 million respectively. Refer to Note 8 "Impairment loss on marketable securities and investments in associated companies" for more information.

For transactions and balances with Seadrill Partners, please refer to Note 30 "Related party transactions".

SeaMex
During the year ended December 31, 2014, we entered into a joint venture agreement with an investment fund controlled by Fintech, for the purpose of owning and managing certain jack-up drilling units located in Mexico under contract with Pemex. The transaction was completed on March 10, 2015, when Fintech subscribed for a 50% ownership interest in the joint venture company, SeaMex, which was previously 50% owned by us, and SeaMex simultaneously purchased the jack-up drilling rigs from Seadrill Limited. As a result of the transaction we no longer control the entities that own and operate these jack-up drilling units, and accordingly we have deconsolidated these entities as at March 10, 2015, and has recognized our remaining 50% investment in the joint venture at fair value. The fair value of the retained 50% equity interest in the SeaMex joint venture was determined by reference to the price paid by Fintech to obtain a 50% equity interest in the Disposal group from Seadrill. We accounts for our 50% investment in the joint venture under the equity method. Refer to Note 11 "Disposals of business and deconsolidation of subsidiaries" for further information.

During the year ended December 31, 2015 both the JV partners each made an additional $19 million of equity investment in SeaMex while retaining their 50% share in the JV.

Impairment
During the years ended December 31, 2017 and December 31, 2016, we recognized other than temporary impairments on the equity method investments in SeaMex Limited for $36 million and $76 million respectively. Refer to Note 8 "Impairment loss on marketable securities and investments in associated companies" for further information.

For transactions and balances with SeaMex, refer to Note 30 "Related party transactions".

Summary financial information of the equity method investees
Summarized Consolidated Balance Sheet information of our equity method investees is as follows:

	Balance at December 31, 2017
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	N/A	N/A	N/A	N/A	N/A
Seabras Sapura Participacoes	126	299	131	169	—
Seabras Sapura Holding	341	1,331	542	845	—
Seadrill Partners	1,214	5,317	546	3,284	1,398
SeaMex	294	1,036	222	666	—
Total	1,975	7,983	1,441	4,964	1,398

	Balance at December 31, 2016
(In US$ millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Non-Controlling interest
Archer	287	773	313	718	—
Seabras Sapura Participacoes	100	317	149	174	—
Seabras Sapura Holding	258	1,393	509	988	—
Seadrill Partners	1,214	5,567	665	3,580	1,343
SeaMex	296	1,095	145	818	—
Total	2,155	9,145	1,781	6,278	1,343

Summarized Consolidated Statement of Operations information for our equity method investees is as follows:

	Year ended December 31, 2017
(In US$ millions)	Operating revenues	Net operating income	Net income	Net income attributable to non-controlling interest
Archer	N/A	N/A	N/A	—
Seabras Sapura Participacoes	76	60	34	—
Seabras Sapura Holding	186	184	126	—
Seadrill Partners	1,128	464	235	94
SeaMex	239	80	15	—
Total	1,629	788	410	94

	Year ended December 31, 2016
(In US$ millions)	Operating revenues	Net operating (loss)/income	Net (loss)/income	Net income attributable to non-controlling interest
Archer	818	(41)	(166)	—
Seabras Sapura Participacoes	148	46	39	—
Seabras Sapura Holding	241	155	89	—
Seadrill Partners	1,600	818	546	265
SeaMex	280	119	36	—
Total	3,087	1,097	544	265

	Year ended December 31, 2015
(In US$ millions)	Operating revenues	Net operating (loss)/income	Net (loss)/income	Net income attributable to non-controlling interest
Archer	1,321	(13)	(359)	—
Seabras Sapura Participacoes	53	3	1	—
Seabras Sapura Holding	124	76	51	—
Seadrill Partners	1,742	844	488	231
Seamex	238	79	24	—
Total	3,478	989	205	231

At the year end the share of recorded equity in the statutory accounts of our associated companies were as follows:

(In US$ millions)	December 31, 2017	December 31, 2016	December 31, 2015
Archer (1)	N/A	15	79
Seabras Sapura Participacoes	63	47	24
Seabras Sapura Holding	143	77	19
Seadrill Partners (2)	N/A	N/A	N/A
Seamex	221	218	200
Total	427	357	322

(1)
In April 2017, following two shares issuances from Archer, we concluded that we no longer had significant influence over Archer's financial and operating decisions, and therefore derecognized our investment in associate and recognized as an available-for-sale security.

(2)
We account for our direct interests in operating subsidiaries of Seadrill Partners, and our ownership of Seadrill Partners Subordinated Units, under the equity method. Our share of Seadrill Partners recorded equity consists of the equity attributable to non-controlling interests in Seadrill Partners, and additionally a proportionate share of equity attributable to Seadrill Partners’ unitholders. The equity attributable to non-controlling interest in Seadrill Partners as at December 31, 2017 was $1,398 million (December 31, 2016: $1,343 million). Seadrill’s holding in the subordinated units represents 18.0% of the limited partner interests in Seadrill Partners. Total equity attributable to Seadrill Partners' unitholders as at December 31, 2017 was $1,304 million (December 31, 2016: $1,193 million).